COMPANY'S OPERATIONS - Share purchase and sale agreement (Details) R$ in Thousands, $ in Thousands	Jun. 22, 2022 USD ($)	Jun. 22, 2022 BRL (R$)	Apr. 28, 2022 USD ($)	Apr. 28, 2022 BRL (R$)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 BRL (R$)
Purchase and sale agreement
COMPANY'S OPERATIONS
Transaction amount under terms of the agreement			$ 667,000	R$ 3,444,255
Cash of the Target Companies		R$ 4,185
Purchase and sale agreement, first installment
COMPANY'S OPERATIONS
Payment amount for asset acquisition	$ 330,000	R$ 1,704,054
Purchase and sale agreement, second installment
COMPANY'S OPERATIONS
Liabilities for assets acquisitions and associates					$ 337,000	R$ 1,740,201